Risks - Foreign currency sensitivity (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Revenue derived from sales in currency different from euro	34.00%	34.00%	39.00%	35.00%
Percentage of increase in net result with change in USD rate	10.00%	10.00%
Increase in net result with change in USD rate	€ 900
Rate for amount in EUR	€ 1
Percentage of decrease in net result with change in USD rate	10.00%	10.00%
Decrease in net result due to USD depreciation	€ 800
Currency swap contract [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Financial assets | $		$ 11.2